ASSET ACQUISITION - Calculation of the purchase consideration (Details) - Acquisition of Bee Computing $ in Thousands	May 31, 2022 USD ($) shares
Asset Acquisition, Consideration Transferred [Abstract]
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	$ 3,416
Effective settlement of preexisting loans	18,397
Total purchase consideration	$ 21,813
Class A Ordinary shares
Asset Acquisition [Line Items]
Number of shares issued to Selling Shareholders | shares	16,038,930